DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
6. DERIVATIVE LIABILITIES

Note 7 – Derivative liabilities

Fair value of financial instruments is defined as an exit price, which is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date. The degree of judgment utilized in measuring the fair value of assets and liabilities generally correlates to the level of pricing observability. Financial assets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in active markets generally have more pricing observability and require less judgment in measuring fair value. Conversely, financial assets and liabilities that are rarely traded or not quoted have less price observability and are generally measured at fair value using valuation models that require more judgment. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency of the asset, liability or market and the nature of the asset or liability. The Company has categorized its financial assets and liabilities measured at fair value into a three-level hierarchy.

The conversion feature embedded within the Company’s convertible notes payable and the warrants issued in connection with the Offering (as defined in Note 6) did not have fixed settlement provisions on their respective issuance dates as the conversion and exercises prices could have been lowered if the Company would have issued securities at lower prices.

The derivative liabilities were valued using the Black-Scholes option valuation model and the following weighted average assumptions on the following dates:

	February 21, 2014	February 18, 2014	January 14, 2014	December 31, 2013
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	0.30%	0.30%	0.30%	0.30%
Expected volatility	124%	123%	123%	123.54%
Expected life (in years)	4.9	0.75	5.00	4.59
Expected dividend yield	–	–	–	–
Number of shares	1,391,539	55,497	941,539	500,000
Fair value	$6,037,639	$98,722	$3,431,541	$1,650,243

The risk-free interest rate was based on rates established by the Federal Reserve. Since the Company’s stock has not been publicly traded for a sufficiently long period of time, the Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The expected life of the conversion feature was determined by the maturity date of the Note and the expected life of the warrants was determined by their expiration dates. The expected dividend yield was based upon the fact that the Company has not historically paid dividends on its common stock, and does not expect to pay dividends on its common stock in the future.

Fair Value Measurement

Valuation Hierarchy

ASC 820, “Fair Value Measurements and Disclosures,” establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs areunobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The following table provides the liabilities carried at fair value measured on a recurring basis as of March 31, 2014:

Fair Value Measurements at March 31, 2014
	Total Carrying Value at March 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$–	$–	$–	$–

The carrying amounts of cash, inventory, prepaid expenses, accounts payable and accrued liabilities approximate their fair value due to their short maturities. The Company’s other financial instruments include its convertible notes payable obligations. The carrying value of these instruments approximate fair value, as they bear terms and conditions comparable to market, for obligations with similar terms and maturities. The Company measures the fair value of financial assets and liabilities based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the derivative liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s accounting department, who reports to the Principal Financial Officer, determines its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s accounting department and are approved by the Principal Financial Officer.

Level 3 Valuation Techniques

Level 3 financial liabilities consist of the conversion feature liability and common stock purchase warrants for which there are no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate. A significant decrease in the volatility or a significant decrease in the Company’s stock price, in isolation, would result in a significantly lower fair value measurement.

As of March 31, 2014, there were no transfers in or out of level 3 from other levels in the fair value hierarchy.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

For the thee months ended
March 31, 2014
Beginning balance	$1,650,243
Recognition of derivative liability - warrants	3,431,541
Net unrealized loss on derivative liabilities	1,074,795
Net unrealized gain on derivative conversion feature liabilities	(20,218)
Adjustment to additional paid in capital upon conversion and modification	(6,136,361)
Ending balance	$–

Fair valueof financial instruments is defined as an exit price, which is the price that would be received upon sale of an asset or paidupon transfer of a liability in an orderly transaction between market participants at the measurement date. The degree of judgmentutilized in measuring the fair value of assets and liabilities generally correlates to the level of pricing observability. Financialassets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quotedprices in active markets generally have more pricing observability and require less judgment in measuring fair value. Conversely,financial assets and liabilities that are rarely traded or not quoted have less price observability and are generally measuredat fair value using valuation models that require more judgment. These valuation techniques involve some level of management estimationand judgment, the degree of which is dependent on the price transparency of the asset, liability or market and the nature of theasset or liability. The Company has categorized its financial assets and liabilities measured at fair value into a three-levelhierarchy.

The conversionfeature embedded within the Company’s convertible notes payable and the warrants issued in connection with the Offering(as defined in Note 8) do not have fixed settlement provisions because the conversion and exercises prices may be lowered if theCompany issues securities at lower prices in the future.

The derivativeliabilities were valued using the Black-Scholes option valuation model and the following weighted average assumptions on the followingdates:

	May 25, 2013	December 31, 2013
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	0.30%	0.30%
Expected volatility	91.17%	123.54%
Expected life (in years)	1.60	4.59
Expected dividend yield	–	–
Number of shares	120,000	500,000
Fair value	$44,966	$1,650,243

The risk-freeinterest rate was based on rates established by the Federal Reserve. Since the Company’s stock has not been publicly tradedfor a sufficiently long period of time, the Company is utilizing an expected volatility figure based on a review of the historicalvolatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned publiccompanies within its industry. The expected life of the conversion feature was determined by the maturity date of the Note andthe expected life of the warrants was determined by their expiration dates. The expected dividend yield was based upon the factthat the Company has not historically paid dividends on its common stock, and does not expect to pay dividends on its common stockin the future.

Fair Value Measurement

Valuation Hierarchy

ASC 820,“Fair Value Measurements and Disclosures,” establishes a valuation hierarchy for disclosure of the inputs to valuationused to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quotedprices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assetsand liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly throughmarket corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs basedon the Company’s own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’sclassification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The followingtable provides the liabilities carried at fair value measured on a recurring basis as of December 31, 2013:

		Fair Value Measurements at December 31, 2013
	Total Carrying Value at December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$1,650,243	$–	$–	$1,650,243

The carryingamounts of cash, inventory, prepaid expenses, accounts payable and accrued liabilities approximate their fair value due to theirshort maturities. The Company’s other financial instruments include its convertible notes payable obligations. The carryingvalue of these instruments approximate fair value, as they bear terms and conditions comparable to market, for obligations withsimilar terms and maturities. The Company measures the fair value of financial assets and liabilities based on the exchange pricethat would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous marketfor the asset or liability in an orderly transaction between market participants on the measurement date. The Company maximizesthe use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

Level 3 liabilitiesare valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value ofthe derivative liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’saccounting department, who reports to the Principal Financial Officer, determines its valuation policies and procedures. The developmentand determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibilityof the Company’s accounting department and are approved by the Principal Financial Officer.

Level3 Valuation Techniques

Level 3 financialliabilities consist of the conversion feature liability and common stock purchase warrants for which there are no current marketfor these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair valuemeasurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates orassumptions and recorded as appropriate. A significant decrease in the volatility or a significant decrease in the Company’sstock price, in isolation, would result in a significantly lower fair value measurement.

As of December31, 2013, there were no transfers in or out of level 3 from other levels in the fair value hierarchy.

The followingtable sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair valueon a recurring basis:

For the year ended
December 31, 2013
Beginning balance	$–
Recognition of conversion feature liability	44,966
Recognition of derivative liability - warrants	1,531,303
Net unrealized loss on derivative liabilities	73,974
Ending balance	$1,650,243